OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Schedule of Other Accounts Receivable and Prepaid Expenses) (Details) - USD ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid expenses		$ 5,567	$ 3,876
Government authorities		8,176	15,850
Advances to suppliers		4,843	4,315
Derivatives			62
Other receivables	[1]	7,895	9,963
Other accounts receivables and prepaid expenses		$ 26,481	$ 34,066

[1]	Including mainly insurance receivables, see also note 11.